Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Poland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 32.6%
Alior Bank SA(a)	379,179	$5,211,608
Bank Handlowy w Warszawie SA	3,873	54,140
Bank Millennium SA(a)	2,498,191	6,223,448
Bank Polska Kasa Opieki SA	680,815	18,830,054
mBank SA	60,985	6,391,316
Powszechna Kasa Oszczednosci Bank Polski SA	3,467,838	35,476,834
Santander Bank Polska SA	116,159	11,042,748

		83,230,148

Capital Markets — 0.6%
Warsaw Stock Exchange	134,911	1,403,000

Chemicals — 1.4%
Ciech SA	127,625	1,416,930
Grupa Azoty SA(b)	206,169	2,139,213

		3,556,143

Construction & Engineering — 0.7%
Budimex SA	52,550	1,835,772

Consumer Finance — 1.2%
KRUK SA	73,324	3,067,295

Diversified Telecommunication Services — 1.5%
Orange Polska SA(a)(b)	2,806,135	3,761,918

Electric Utilities — 5.6%
Enea SA(a)	990,765	2,169,003
Energa SA(a)	945,453	1,904,910
PGE Polska Grupa Energetyczna SA(a)	3,425,424	8,230,184
Tauron Polska Energia SA(a)	4,728,453	1,953,392

		14,257,489

Entertainment — 4.3%
CD Projekt SA	201,514	10,900,446

Food & Staples Retailing — 3.3%
Dino Polska SA(a)(c)	201,894	6,537,885
Eurocash SA(b)	384,296	1,931,709

		8,469,594

Health Care Providers & Services — 0.4%
Neuca SA	14,712	1,072,317

Insurance — 10.2%
Powszechny Zaklad Ubezpieczen SA	2,402,585	25,911,181

Machinery — 0.6%
Famur SA	1,167,199	1,473,602

Media — 2.8%
Cyfrowy Polsat SA(a)	1,049,326	7,129,260

Metals & Mining — 5.5%
Boryszew SA(a)	123,159	128,880

Security	Shares	Value

Metals & Mining (continued)
Jastrzebska Spolka Weglowa SA(a)	228,838	$2,990,373
KGHM Polska Miedz SA(a)	441,506	10,918,268

		14,037,521

Oil, Gas & Consumable Fuels — 19.4%
Grupa Lotos SA	378,785	8,659,239
Lubelski Wegiel Bogdanka SA(a)	73,809	680,152
Polski Koncern Naftowy ORLEN SA	1,188,708	29,947,069
Polskie Gornictwo Naftowe i Gazownictwo SA	6,997,771	10,200,965

		49,487,425

Road & Rail — 0.6%
PKP Cargo SA(a)	145,502	1,626,768

Software — 1.7%
Asseco Poland SA	317,086	4,217,853

Textiles, Apparel & Luxury Goods — 5.8%
CCC SA	119,622	4,879,480
LPP SA	5,232	9,989,905

		14,869,385

Wireless Telecommunication Services — 1.3%
PLAY Communications SA(c)	489,814	3,343,162

Total Common Stocks — 99.5% (Cost: $330,927,350)		253,650,279

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(d)(e)(f)	1,686,485	1,687,160
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	126,790	126,790

		1,813,950

Total Short-Term Investments — 0.7% (Cost: $1,813,367)		1,813,950

Total Investments in Securities — 100.2% (Cost: $332,740,717)		255,464,229

Other Assets, Less Liabilities — (0.2)%		(467,578)

Net Assets — 100.0%		$254,996,651

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Poland ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,985,114	(298,629)	1,686,485	$1,687,160	$50,921	(a)	$1,210	$290
BlackRock Cash Funds: Treasury, SL Agency Shares	128,703	(1,913)	126,790	126,790	2,692		—	—

				$1,813,950	$53,613		$1,210	$290

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$253,650,279	$—	$—	$253,650,279
Money Market Funds	1,813,950	—	—	1,813,950

	$255,464,229	$—	$—	$255,464,229

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